Fair Value Measurements (Tables)	12 Months Ended
Jan. 31, 2012
Fair Value Disclosures [Abstract]
Schedule Of Financial Instruments
The following tables present financial instruments according to the fair value hierarchy as defined by the FASB’s guidance as of January 31, 2012 and 2011:
Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis as of January 31, 2012

	January 31, 2012
	Quoted Prices to Active Markets for Identical Instruments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value
	(In thousands)
Financial Assets:
Money market funds (1)	$207,950	$—	$—	$207,950
Auction rate securities	—	—	272	272
Derivative assets	—	978	—	978
	$207,950	$978	$272	$209,200
Financial Liabilities:
Derivative liabilities	$—	$530	$—	$530
Contingent consideration liability for business combination	—	—	38,646	38,646
	$—	$530	$38,646	$39,176
Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis as of January 31, 2011

	January 31, 2011
	Quoted Prices to Active Markets for Identical Instruments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value
	(In thousands)
Financial Assets:
Money market funds (1)	$186,414	$—	$—	$186,414
Auction rate securities	—	—	72,441	72,441
Derivative assets	—	88	—	88
	$186,414	$88	$72,441	$258,943
Financial Liabilities:
Derivative liabilities	$—	$1,886	$—	$1,886
Contingent consideration liability for business combination	—	—	3,686	3,686
	$—	$1,886	$3,686	$5,572

(1)
As of January 31, 2012, $205.8 million of money market funds were classified in “Cash and cash equivalents” and $2.1 million were classified in “Restricted cash and bank time deposits” within the consolidated balance sheets. As of January 31, 2011, $153.0 million of money market funds were classified in “Cash and cash equivalents” and $33.4 million of money market funds were classified in “Restricted cash and bank time deposits” within the consolidated balance sheets.

Schedule Of Changes In The Fair Value Of The Level 3 Financial Assets And Liabilities
The following table is a summary of changes in the fair value of the level 3 financial assets and liabilities during the fiscal years ended January 31, 2012 and 2011:

	Level Three Financial Assets and Liabilities
	Fiscal Years Ended January 31,
	2012		2011
	Asset	Liability	Asset	Liability
	(In thousands)
Beginning balance	$72,441	$3,686	$114,650	$—
Sales	(49,150)	—	(56,320)	—
Redemptions	(25,800)	—	(900)	—
Change in realized and unrealized gains included in other income (expense), net	24,412	—	23,810	—
Change in unrealized (losses) gains and reclassification adjustments net of tax included in other comprehensive income	(21,631)	—	(8,392)	—
Impairment charges	—	—	(407)	—
Contingent consideration liability recorded for business combination	—	42,404	—	3,424
Payments of contingent consideration	—	(4,107)	—	—
Change in fair value recorded in operating expenses	—	(3,337)	—	262
Ending balance	$272	$38,646	$72,441	$3,686

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis
The following table presents the fair value of financial instruments which are carried at cost in the consolidated balance sheets as of January 31, 2012 and 2011:

	Fiscal Years Ended January 31,
	2012		2011
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
	(In thousands)
Liabilities:
Term loan	$594,315	$597,000	$583,234	$586,200
Other debt	3,064	3,064	—	—
Convertible debt obligations	2,195	769	2,195	801